Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individuals or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap, Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®

Other funds are managed by:

Credit Suisse Asset Management, LLC ("Credit Suisse"): Credit Suisse International Equity Flex III

Invesco Advisers, Inc. ("Invesco"): Invesco Van Kampen V.I. Global Value Equity

Lazard Asset Management, LLC ("Lazard"): Lazard Retirement Emerging Markets Equity

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt, Morgan Stanley Emerging Markets Equity, and Morgan Stanley Global Tactical Asset Allocation

Pacific Investment Management Company, LLC ("PIMCO"): PIMCO VIT Low Duration, PIMCO VIT Real Return, and PIMCO VIT Total Return

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Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated September 7, 2010, as supplemented on December 13, 2010. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: September 7, 2010, as supplemented on December 13, 2010

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About The Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	<Click Here>
Required Distributions on Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions for Sales Under Sponsored Arrangements	<Click Here>
More About the Investment Options and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Appendix B: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts or charitable remainder trusts, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 56 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

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Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

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Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%B

B You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.07%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

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1 year	3 years	5 years	10 years
$235	$724	$1,240	$2,656

Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 200 Liberty Street, Tower A, One World Financial Center, New York, NY 10281. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 56 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III Portfolio	Seeks capital appreciation	Credit Suisse Asset Management, LLC
INVESCO
Invesco Van Kampen V.I. Global Value Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Tactical Asset Allocation Portfolio*	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC

* Formerly known as Morgan Stanley International Magnum Portfolio.

VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visit Fidelity.com.

Facts About The Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

PRA

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

• Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

• Automatic Contract Charge Reduction

Effective December 13, 2010, if your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

• The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

• The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

• We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

PRA

• Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

• Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

PRA

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

PRA

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

PRA

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

PRA

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

PRA

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

1 The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000 (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

PRA

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or annuitant in trust owned contracts), we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

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In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

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CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts and charitable remainder trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, a grantor of a revocable grantor trust must be an Annuitant, and the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, a second Annuitant may be added on the Annuity Date. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 90th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is either for the sole benefit of the grantor(s) or a charitable remainder trust established under the Internal Revenue Service code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

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Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")) and to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

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The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

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(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.

  Transfer of a Contract to or from a Revocable Grantor Trust or a Charitable Remainder Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor. A Contract owned by one or two individual(s) may be transferred to either a revocable grantor trust of which the individual(s) is(are) the grantor(s) or to a charitable remainder trust. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

There may be special income tax issues if you make an assignment to a person who is not your spouse.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, no additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

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3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

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DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

PRA

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page <Click Here> of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

PRA

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

PRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.93	11.49	405,699
2008	12.58	8.93	485,806
2007	10.93	12.58	332,799
2006	10.22	10.93	156,502
2005	9.87	10.22	26,998

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.27	10.94	252,402
2008	12.92	8.27	266,307
2007	10.90	12.92	129,328
2006	10.24	10.90	55,811
2005	9.82	10.24	13,935

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.30	11.46	1,359,362
2008	12.60	8.30	1,481,376
2007	11.60	12.60	1,522,153
2006	10.43	11.60	638,659
2005	9.80	10.43	67,011

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.80	9.37	34,526
2008	10.34	6.80	16,472
2007	11.30	10.34	19,256
2006	10.06	11.30	14,370
2005	9.48	10.06	2,487

PRA

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.72	10.49	85,385
2008	11.12	8.72	129,422
2007*	10.00	11.12	44,674

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.97	10.79	3,109,567
2008	13.92	7.97	3,208,159
2007	11.88	13.92	3,011,563
2006	10.67	11.88	1,693,574
2005	9.98	10.67	294,926

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.51	7.93	240,231
2008	9.87	6.51	228,438
2007	10.14	9.87	177,661
2006*	10.00	10.14	92,747

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.75	10.51	103,319
2008	13.22	7.75	95,345
2007	12.40	13.22	182,458
2006	10.92	12.40	136,292
2005	10.05	10.92	2,490

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	4.45	7.79	368,382
2008*	10.00	4.45	75,934

* Period from 5/01/08 to 12/31/08

PRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.43	12.43	494,209
2008	18.50	8.43	546,388
2007	12.71	18.50	700,881
2006	10.92	12.71	212,552
2005	10.05	10.92	47,777

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.10	9.21	950,336
2008	12.42	7.10	1,157,234
2007	12.28	12.42	1,354,444
2006	10.25	12.28	941,683
2005	9.73	10.25	200,358

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.31	6.75	180,299
2008	10.69	5.31	187,111
2007	12.40	10.69	78,780
2006	10.71	12.40	87,694
2005	10.05	10.71	12,780

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.12	11.13	1,548,871
2008	11.06	10.12	1,306,461
2007	10.45	11.06	968,589
2006*	10.00	10.45	239,659

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.73	10.36	3,476,459
2008	11.31	8.73	3,380,380
2007	10.59	11.31	3,356,976
2006*	10.00	10.59	1,532,122

* Period from 5/01/2006 to 12/31/2006

PRA

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.52	9.19	990,680
2008*	10.00	7.52	329,489

* Period from 5/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.78	9.66	3,706,653
2008	11.48	7.78	3,825,596
2007	10.68	11.48	3,770,169
2006*	10.00	10.68	1,473,869

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.15	9.16	1,696,646
2008	11.59	7.15	1,850,064
2007	10.70	11.59	1,522,082
2006*	10.00	10.70	550,682

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.28	9.30	543,926
2008	13.82	7.28	699,136
2007	10.93	13.82	752,915
2006	10.27	10.93	377,392
2005	9.69	10.27	93,852

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.67	9.73	217,585
2008	13.22	7.67	274,153
2007	11.83	13.22	189,791
2006	10.50	11.83	126,379
2005	9.94	10.50	18,298

PRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.14	8.92	203,459
2008	13.70	6.14	93,405
2007	11.16	13.70	109,729
2006	10.63	11.16	41,383
2005	9.86	10.63	4,036

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.00	10.10	52,730
2008	12.69	7.00	49,291
2007	10.39	12.69	40,659
2006	10.32	10.39	9,000
2005	9.68	10.32	3,737

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.65	9.27	54,366
2008	13.04	6.65	52,674
2007	11.13	13.04	62,040
2006	10.29	11.13	27,108
2005	9.55	10.29	820

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.15	10.77	181,944
2008	12.06	8.15	195,795
2007	10.99	12.06	349,571
2006	10.38	10.99	102,064
2005	9.83	10.38	27,100

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.60	12.33	866,758
2008	11.49	8.60	719,184
2007	11.23	11.49	660,058
2006	10.12	11.23	402,175
2005	9.95	10.12	85,326

PRA

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.76	9.81	1,543,250
2008	12.36	7.76	1,691,167
2007	11.75	12.36	1,490,341
2006	10.18	11.75	819,948
2005	9.74	10.18	191,759

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.54	11.93	196,409
2008	14.24	8.54	216,140
2007	12.09	14.24	168,294
2006	10.50	12.09	74,720
2005	9.58	10.50	3,392

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.33	9.83	238,525
2008	12.86	6.33	211,817
2007	12.28	12.86	316,741
2006	10.77	12.28	182,411
2005	9.60	10.77	38,690

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.50	12.12	2,837,827
2008	10.88	10.50	1,912,270
2007	10.46	10.88	1,462,588
2006	10.05	10.46	754,635
2005	9.92	10.05	166,595

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.21	11.27	104,387
2008	12.14	9.21	141,900
2007	11.21	12.14	88,291
2006	10.24	11.21	38,329
2005	9.86	10.24	10,368

PRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.09	11.25	350,862
2008	12.14	9.09	418,021
2007	11.21	12.14	384,549
2006	10.26	11.21	227,801
2005	9.86	10.26	13,678

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.05	11.30	440,597
2008	12.44	9.05	441,833
2007	11.42	12.44	445,710
2006	10.32	11.42	271,779
2005	9.83	10.32	11,116

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.54	10.97	658,665
2008	12.72	8.54	681,464
2007	11.57	12.72	587,422
2006	10.37	11.57	339,788
2005	9.83	10.37	16,374

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.42	10.91	159,540
2008	12.83	8.42	149,527
2007	11.65	12.83	179,643
2006	10.40	11.65	71,627
2005	9.82	10.40	16,908

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.06	10.58	257,195
2008	13.06	8.06	227,747
2007	11.77	13.06	210,019
2006	10.43	11.77	91,725
2005	9.81	10.43	730

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.20	11.69	136,988
2008	11.43	10.20	178,181
2007	10.81	11.43	103,811
2006	10.14	10.81	76,036
2005	9.93	10.14	45,091

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.03	10.71	270,772
2008	11.40	6.03	121,750
2007*	10.00	11.40	55,720

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.33	11.63	1,199,127
2008	13.80	8.33	1,252,379
2007	11.99	13.80	1,222,520
2006	10.67	11.99	735,637
2005	9.80	10.67	180,901

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.41	11.46	7,477,379
2008	11.10	11.41	14,965,093
2007	10.59	11.10	10,722,885
2006	10.13	10.59	4,566,400
2005	10.06	10.13	485,409

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.53	10.76	736,145
2008	15.24	8.53	828,659
2007	13.04	15.24	946,172
2006	11.08	13.04	515,855
2005	9.78	11.08	106,654

PRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.99	9.60	240,396
2008	11.67	6.99	235,913
2007	14.23	11.67	183,948
2006	10.45	14.23	431,622
2005	9.77	10.45	16,862

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.22	13.27	2,269,372
2008	11.43	10.22	1,912,911
2007	10.86	11.43	1,643,725
2006	10.09	10.86	976,639
2005	9.95	10.09	84,373

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.55	12.80	320,583
2008	13.36	6.55	179,660
2007	11.63	13.36	205,623
2006	10.78	11.63	61,306
2005	9.96	10.78	20,495

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.20	7.66	23,856
2008	9.91	5.20	13,017
2007*	10.00	9.91	10,311

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.16	11.67	134,384
2008	15.82	10.16	149,948
2007	13.16	15.82	563,898
2006	10.03	13.16	230,312
2005	9.75	10.03	25

PRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.37	9.05	291,394
2008	11.95	6.37	286,883
2007	11.74	11.95	315,692
2006	10.28	11.74	161,135
2005	9.78	10.28	14,677

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.88	8.76	181,883
2008	12.46	6.88	287,587
2007	11.95	12.46	259,037
2006	10.42	11.95	168,327
2005	9.77	10.42	6,792

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.10	9.58	279,191
2008	12.53	6.10	267,481
2007	11.90	12.53	394,666
2006	10.27	11.90	162,036
2005	9.36	10.27	76,815

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	13,451

* Period from 12/11/2009 to 12/31/2009

Invesco Van Kampen V.I. Global Value Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.06	8.17	196,948
2008	11.82	7.06	163,649
2007	11.11	11.82	213,746
2006**	10.00	11.11	93,446

* On May 28, 2010, this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity Subaccount.

** Period from 05/01/2006 to 12/31/2006

PRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.55	12.82	522,571
2008	14.72	7.55	349,099
2007	11.05	14.72	432,227
2006*	10.00	11.05	124,437

* Period from 5/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.78	12.70	245,128
2008	11.53	9.78	178,721
2007	10.85	11.53	155,462
2006*	10.00	10.85	45,361

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.78	11.49	435,667
2008	15.68	6.78	414,757
2007	11.19	15.68	719,421
2006*	10.00	11.19	773,849

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.92	9.15	259,322
2008	12.53	6.92	319,330
2007	10.96	12.53	359,634
2006*	10.00	10.96	246,015

* Period from 05/01/2006 to 12/31/2006

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.15	700,545

* Period from 09/30/2009 to 12/31/2009

PRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.29	416,044

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.13	809,004

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.79	13.87	102,087

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.02	14.57	8,926

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.45	15.80	85,470

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.31	16.95	1,920

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.93	13.14	1,174

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.50	15.55	263,260

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.10	14.72	24,620

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.73	15.90	3,340

PRA

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.88	20.79	19,594

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.24	16.56	21,810

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.73	15.21	38,033

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	13.36	16.95	5,470

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.51	11.55	852,461

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.93	12.96	552,112

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.08	13.52	199,052

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.18	13.87	279,189

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.42	14.63	79,552

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.28	14.40	18,864

PRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.30	14.32	10,412

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.39	16.52	5,277

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.35	16.36	2,966

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.73	16.34	5,208

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.44	15.11	10,185

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.30	14.76	114,298

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.33	14.30	101,807

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.87	16.56	6,439

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.78	19.82	13,093

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.41	12.01	907,440

PRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.92	13.36	0

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.99	13.58	14,602

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.03	13.77	21,587

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.21	14.39	102,231

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.28	14.61	24,255

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.41	14.96	319

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.49	12.00	22,503

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.25	21.72	11,841

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.65	16.25	92,492

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.02	10.05	981,184

PRA

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.63	14.65	20,305

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	14.94	20.48	3,742

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.59	13.73	496,355

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.70	22.85	23,211

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.62	18.60	349

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.36	11.90	4,427

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.36	17.53	18,639

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.88	15.12	9,445

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	12.77	20.05	8,292

PRA

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	5,320

* Period from 12/11/2009 to 12/31/2009

Invesco Van Kampen V.I. Global Value Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	11.34	13.11	6,133

* On May 28, 2010, this subaccount acquired the assets and liablilties of the Morgan Stanley Global Value Equity Subaccount.

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.92	20.22	61,712

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.11	14.42	76,021

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.76	19.91	28,407

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.80	15.59	14,246

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.15	671,980

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.29	279,117

* Period from 09/30/2009 to 12/31/2009

PRA

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.13	551,979

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Table of Contents of the Statement of Additional Information

PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-pro-0410-02
1.819863.110

PRA

THIS PAGE INTENTIONALLY LEFT BLANK

EVA7

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PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 7, 2010, AS SUPPLEMENTED ON DECEMBER 13, 2010

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated September 7, 2010, as supplemented on December 13, 2010 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed) Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-ptb-0410-02
1.819864.108

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2009 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.